Note 5 - Fair Value of Below Market Time Charters Acquired - Amortization of Intangible Liability (Details)	Jun. 30, 2022 USD ($)
2023	$ 15,411,223
2024	15,440,301
2025	11,452,328
2026	393,394
Total	$ 42,697,246